12. INCOME TAXES (Details - Deferred tax assets) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Loss carry-forwards	$ 661,000	$ 627,200	$ 956,000
Capital losses	5,000	5,000	5,000
Office equipment	12,500	12,500	12,500
Oil and gas properties	2,222,000	1,691,000	2,133,900
Asset retirement obligation	83,300	76,700	63,000
Deferred tax assets	2,983,800	2,412,400	3,170,400
Less: valuation allowance	(2,983,800)	(2,412,400)	(3,170,400)
Deferred tax asset recognized	$ 0	$ 0	$ 0